Financial risk management - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
DEBT COMMITMENTS
Trade and other payables	$ 170.9	$ 172.9
Long-term debt	394.9	491.0
Interest payable on long-term debt	150.0	202.4
Total debt commitments	1,503.0	1,658.8
New Afton
DEBT COMMITMENTS
Non-current financial liabilities	598.6	625.3
Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	225.7	203.4
Accounts Payable excluding current portion of Gold Stream Obligation
DEBT COMMITMENTS
Trade and other payables	128.7	127.7
Principle of Long Term Debt
DEBT COMMITMENTS
Long-term debt	400.0	$ 500.0
Less than 1 year
DEBT COMMITMENTS
Trade and other payables	128.7
Long-term debt	0.0
Interest payable on long-term debt	30.0
Total debt commitments	188.1
Less than 1 year | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	0.0
Less than 1 year | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	29.4
Between 1 and 3 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	0.0
Interest payable on long-term debt	60.0
Total debt commitments	189.9
Between 1 and 3 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	60.2
Between 1 and 3 years | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	69.7
4-5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	400.0
Interest payable on long-term debt	60.0
Total debt commitments	787.5
4-5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	266.9
4-5 years | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	60.6
After 5 years
DEBT COMMITMENTS
Trade and other payables	0.0
Long-term debt	0.0
Interest payable on long-term debt	0.0
Total debt commitments	337.5
After 5 years | New Afton
DEBT COMMITMENTS
Non-current financial liabilities	271.5
After 5 years | Gold stream obligation
DEBT COMMITMENTS
Non-current financial liabilities	$ 66.0